Net Sales by Product Type Within Business Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Segment Reporting Information [Line Items]
Total business segment sales									$ 3,920	$ 3,909	$ 3,761
Impact of businesses exited/disposed									0	55	135
Intersegment elimination									0	(6)	(12)
Total net sales	962	924	1,060	974	983	935	1,053	987	3,920	3,958	3,884
Meat
Segment Reporting Information [Line Items]
Total business segment sales									2,103	2,117	1,984
Meat-centric
Segment Reporting Information [Line Items]
Total business segment sales									685	647	639
Bakery
Segment Reporting Information [Line Items]
Total business segment sales									104	118	135
Commodities/Other
Segment Reporting Information [Line Items]
Total business segment sales									2	2	2
Retail [Member]
Segment Reporting Information [Line Items]
Total business segment sales									2,894	2,884	2,760
Meat
Segment Reporting Information [Line Items]
Total business segment sales									507	520	501
Meat-centric
Segment Reporting Information [Line Items]
Total business segment sales									88	86	81
Bakery
Segment Reporting Information [Line Items]
Total business segment sales									343	344	358
Commodities/Other
Segment Reporting Information [Line Items]
Total business segment sales									88	75	61
Foodservice/ Other
Segment Reporting Information [Line Items]
Total business segment sales									$ 1,026	$ 1,025	$ 1,001